Note 22 - Subsequent Events (Details Textual) - Disposal of major subsidiary [member] £ in Millions, $ in Millions	Nov. 06, 2019 CAD ($)	Nov. 06, 2019 GBP (£)	Oct. 08, 2019 CAD ($)	Oct. 08, 2019 GBP (£)
Hudson Energy Supply UK Limited [member]
Statement Line Items [Line Items]
Sale of subsidiary shares, maximum amount			$ 17.6	£ 10.5
Expected proceeds from sale of subsidiary shares, subject to pre-close conditions			3.4	2.0
Expected proceeds from sale of subsidiary shares, maximium			$ 14.2	£ 8.5
Just Energy Ireland Limited [member]
Statement Line Items [Line Items]
Asset sale, consideration	$ 1.0	£ 0.7
Percentage of purchase price in cash receivable in closing	75.00%	75.00%
Percentage of purchase price in cash receivable 5 months after colsing	25.00%	25.00%